UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2012


Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       November 13, 2012
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
      28-14726                  Acme Energized, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $713,092 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
AAR CORP                       NOTE 1.750% 2/0  000361AH8     10759   10840000 PRN      DEFINED 1, 2       10840000
AMERICAN CAP LTD               COM              02503Y103       416      36644 SH       DEFINED 1, 2          36644
APACHE CORP                    COM              037411105       735       8500 SH       DEFINED 1, 2           8500
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     14534   14560000 PRN      DEFINED 1, 2       14560000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     19471   18700000 PRN      DEFINED 1, 2       18700000
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300       995     130386 SH       DEFINED 1, 2         130386
BARRICK GOLD CORP              COM              067901108       262       6265 SH       DEFINED 1, 2           6265
BEAM INC                       COM              073730103       512       8900 SH       DEFINED 1, 2           8900
BOYD GAMING CORP               COM              103304101       426      60378 SH       DEFINED 1, 2          60378
BROOKFIELD RESIDENTIAL PPTYS   COM              11283W104       608      43504 SH       DEFINED 1, 2          43504
CACI INTL INC                  NOTE 2.125% 5/0  127190AD8     22732   20500000 PRN      DEFINED 1, 2       20500000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     35024   35024000 PRN      DEFINED 1, 2       35024000
CANADIAN NAT RES LTD           COM              136385101       216       7000 SH       DEFINED 1, 2           7000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106      2769      82732 SH       DEFINED 1, 2          82732
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3     39725   39285000 PRN      DEFINED 1, 2       39285000
CHEMED CORP NEW                NOTE 1.875% 5/1  16359RAC7     11495   11000000 PRN      DEFINED 1, 2       11000000
CHIMERA INVT CORP              COM              16934Q109       242      89285 SH       DEFINED 1, 2          89285
CITIGROUP INC                  COM NEW          172967424       982      30000 SH       DEFINED 1, 2          30000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109       699     116951 SH       DEFINED 1, 2         116951
COEUR D ALENE MINES CORP IDA   COM NEW          192108504       216       7500 SH       DEFINED 1, 2           7500
CONNS INC                      COM              208242107      1065      48320 SH       DEFINED 1, 2          48320
COPART INC                     COM              217204106       989      35683 SH       DEFINED 1, 2          35683
CUMULUS MEDIA INC              CL A             231082108      4257    1553584 SH       DEFINED 1, 2        1553584
E M C CORP MASS                COM              268648102       818      30000 SH       DEFINED 1, 2          30000
EASTMAN CHEM CO                *W EXP 02/27/201 277432118         4      23686 SH       DEFINED 1, 2          23686
EBAY INC                       COM              278642103      1088      22500 SH       DEFINED 1, 2          22500
ENTRAVISION COMMUNICATIONS C   CL A             29382R107      1140     850857 SH       DEFINED 1, 2         850857
ENTROPIC COMMUNICATIONS INC    COM              29384R105       279      48000 SH       DEFINED 1, 2          48000
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1      1029     915000 PRN      DEFINED 1, 2         915000
FELCOR LODGING TR INC          COM              31430F101       415      87524 SH       DEFINED 1, 2          87524
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     39387   39660000 PRN      DEFINED 1, 2       39660000
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     37719   35500000 PRN      DEFINED 1, 2       35500000
GIBRALTAR INDS INC             COM              374689107       472      36852 SH       DEFINED 1, 2          36852
GILDAN ACTIVEWEAR INC          COM              375916103       420      13249 SH       DEFINED 1, 2          13249
GOOGLE INC                     CL A             38259P508       679        900 SH       DEFINED 1, 2            900
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2      2872    2894000 PRN      DEFINED 1, 2        2894000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6      9406    9110000 PRN      DEFINED 1, 2        9110000
INTL PAPER CO                  COM              460146103       436      12000 SH       DEFINED 1, 2          12000
ISLE OF CAPRI CASINOS INC      COM              464592104      3887     559270 SH       DEFINED 1, 2         559270
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104       389      21000 SH       DEFINED 1, 2          21000
LIBERTY MEDIA CORP             DEB   3.250% 3/1 530715AR2      9113   10000000 PRN      DEFINED 1, 2       10000000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2      9828    9100000 PRN      DEFINED 1, 2        9100000
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     29015   28000000 PRN      DEFINED 1, 2       28000000
MCDERMOTT INTL INC             COM              580037109       537      43960 SH       DEFINED 1, 2          43960
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     27553   26750000 PRN      DEFINED 1, 2       26750000
MTR GAMING GROUP INC           COM              553769100      1026     243664 SH       DEFINED 1, 2         243664
NATIONAL CINEMEDIA INC         COM              635309107       895      54651 SH       DEFINED 1, 2          54651
NORDSTROM INC                  COM              655664100       499       9046 SH       DEFINED 1, 2           9046
QUALCOMM INC                   COM              747525103       581       9300 SH       DEFINED 1, 2           9300
RADIAN GROUP INC               COM              750236101       112      25826 SH       DEFINED 1, 2          25826
RADIO ONE INC                  CL D NON VTG     75040P405      1098    1261609 SH       DEFINED 1, 2        1261609
REGIS CORP MINN                NOTE 5.000% 7/1  758932AA5      7823    6000000 PRN      DEFINED 1, 2        6000000
RITCHIE BROS AUCTIONEERS       COM              767744105       371      19290 SH       DEFINED 1, 2          19290
SAKS INC                       NOTE 2.000% 3/1  79377WAL2     64124   62100000 PRN      DEFINED 1, 2       62100000
SCHOOL SPECIALTY INC           COM              807863105       100      43524 SH       DEFINED 1, 2          43524
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AM7      1647    2745000 PRN      DEFINED 1, 2        2745000
SILVER WHEATON CORP            COM              828336107       457      11500 SH       DEFINED 1, 2          11500
SIMPSON MANUFACTURING CO INC   COM              829073105      1013      35390 SH       DEFINED 1, 2          35390
SPDR GOLD TRUST                GOLD SHS         78463V107     82507     480000 SH       DEFINED 1, 2         480000
THOMAS PPTYS GROUP INC         COM              884453101       678     116473 SH       DEFINED 1, 2         116473
TYCO INTERNATIONAL LTD         SHS              H89128104       985      17500 SH       DEFINED 1, 2          17500
UNITED RENTALS INC             COM              911363109       327      10000 SH       DEFINED 1, 2          10000
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4    200675  131607000 PRN      DEFINED 1, 2      131607000
VISA INC                       COM CL A         92826C839       698       5200 SH       DEFINED 1, 2           5200
WABTEC CORP                    COM              929740108       682       8500 SH       DEFINED 1, 2           8500
WELLS FARGO & CO NEW           COM              949746101       829      24000 SH       DEFINED 1, 2          24000
WILLIAMS COS INC DEL           COM              969457100       350      10000 SH       DEFINED 1, 2          10000




